Vanguard® U.S. Value Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (6.2%)
	Dow Inc.	49,142	3,091
	Freeport-McMoRan Inc.	58,610	2,133
	Newmont Corp.	34,564	2,004
	Nucor Corp.	11,235	1,321
	Mosaic Co.	30,827	992
	Steel Dynamics Inc.	13,487	910
	U.S. Steel Corp.	30,836	825
	Reliance Steel & Aluminum Co.	5,395	809
	International Paper Co.	12,001	721
*	Koppers Holdings Inc.	21,241	699
	Westlake Chemical Corp.	7,457	651
	GrafTech International Ltd.	52,725	584
	Eastman Chemical Co.	4,594	520
*	Alto Ingredients Inc.	95,867	488
	Boise Cascade Co.	8,122	470
*	AdvanSix Inc.	12,618	461
*	TimkenSteel Corp.	30,464	417
	Glatfelter Corp.	26,270	415
	Huntsman Corp.	15,614	413
	Ashland Global Holdings Inc.	4,458	406
	Tronox Holdings plc Class A	18,100	382
	Valvoline Inc.	12,508	377
	Chemours Co.	11,147	374
	Schnitzer Steel Industries Inc. Class A	7,778	368
	Commercial Metals Co.	10,598	346
	LyondellBasell Industries NV Class A	2,855	287
	Olin Corp.	5,498	274
	Olympic Steel Inc.	10,043	274
*	Rayonier Advanced Materials Inc.	38,145	269
*	Univar Solutions Inc.	11,270	266
	FutureFuel Corp.	30,599	245
	Timken Co.	3,221	237
*	Kraton Corp.	5,517	232
	Neenah Inc.	4,451	224
*	Intrepid Potash Inc.	7,006	217
	Schweitzer-Mauduit International Inc.	5,265	202
*	Clearwater Paper Corp.	5,900	192
	Element Solutions Inc.	7,931	180
	CF Industries Holdings Inc.	3,764	171
	UFP Industries Inc.	2,105	158
	Trinseo SA	3,015	157
*	Constellium SE Class A	7,728	156

		Shares	Market Value ($000)
	Haynes International Inc.	3,755	147
	Verso Corp. Class A	7,529	143
	Minerals Technologies Inc.	1,803	142
	Ecovyst Inc.	10,253	133
*	U.S. Silica Holdings Inc.	14,294	126
*	Orion Engineered Carbons SA	5,886	104
*	Coeur Mining Inc.	11,921	84
	Celanese Corp. Class A	480	76
	Cabot Corp.	1,411	75
	Worthington Industries Inc.	1,186	69
			25,017
Consumer Discretionary (16.9%)
*	Ford Motor Co.	233,234	3,039
*	General Motors Co.	59,248	2,904
*	Discovery Inc. Class C	49,812	1,374
*	SkyWest Inc.	29,415	1,372
	Dick's Sporting Goods Inc.	9,021	1,270
*	Meritage Homes Corp.	10,518	1,173
	Penske Automotive Group Inc.	12,480	1,122
*	AutoZone Inc.	718	1,112
*	Macy's Inc.	49,106	1,099
	PulteGroup Inc.	20,066	1,081
	Bath & Body Works Inc.	15,775	1,065
	Toll Brothers Inc.	16,411	1,051
	eBay Inc.	13,559	1,041
	Target Corp.	3,895	962
	ViacomCBS Inc. Class B	21,744	901
	BorgWarner Inc. (XNYS)	21,071	899
	Lennar Corp. Class A	8,298	890
	Foot Locker Inc.	14,446	819
	Fox Corp. Class B	23,486	813
	Dollar General Corp.	3,624	808
*	PVH Corp.	7,514	787
*	Tenneco Inc. Class A	46,380	724
	H&R Block Inc.	27,961	717
	AMERCO	1,062	702
	Dana Inc.	29,868	695
	Nexstar Media Group Inc. Class A	4,588	687
*	Genesco Inc.	11,012	683
	Walmart Inc.	4,512	668
*	ODP Corp.	14,026	662
	Qurate Retail Inc. Series A	59,809	660
*	AutoNation Inc.	5,981	652
	Kohl's Corp.	11,015	632
*	TravelCenters of America Inc.	14,604	613
*	Cars.com Inc.	47,554	605
*	Taylor Morrison Home Corp. Class A	21,371	600
*	LKQ Corp.	10,947	577
*	Conn's Inc.	22,828	562
*	Capri Holdings Ltd.	9,932	561
	Fox Corp. Class A	14,715	551
	Travel + Leisure Co.	10,052	550
*	Mesa Air Group Inc.	68,828	549
	Signet Jewelers Ltd.	6,915	548
	Rush Enterprises Inc. Class A	12,360	545
	Whirlpool Corp.	2,450	543
*	Fossil Group Inc.	39,769	533
*	Perdoceo Education Corp.	47,942	526

		Shares	Market Value ($000)
*	Brinker International Inc.	9,835	524
*	M/I Homes Inc.	8,134	524
*	Dine Brands Global Inc.	6,206	513
*	MarineMax Inc.	10,509	511
	Gray Television Inc.	21,724	494
	Thor Industries Inc.	4,330	491
*	Goodyear Tire & Rubber Co.	30,517	483
	Harley-Davidson Inc.	12,185	482
	Standard Motor Products Inc.	11,158	479
*	KAR Auction Services Inc.	28,028	474
*	Beazer Homes USA Inc.	24,516	459
*	Tupperware Brands Corp.	18,564	443
[1]	Big 5 Sporting Goods Corp.	15,446	429
	Century Communities Inc.	6,057	425
*	G-III Apparel Group Ltd.	13,604	421
*	Tri Pointe Homes Inc.	17,624	419
*	Discovery Inc. Class A	14,237	411
	Cato Corp. Class A	23,387	404
	Murphy USA Inc.	2,571	399
	Newell Brands Inc.	15,438	392
	Movado Group Inc.	10,681	386
	Hibbett Inc.	4,024	385
	TEGNA Inc.	21,667	384
*	Adtalem Global Education Inc.	9,956	368
*	Zumiez Inc.	8,766	352
*	Victoria's Secret & Co.	5,251	348
*	Adient plc	8,518	335
*	Universal Electronics Inc.	6,506	329
	Caleres Inc.	12,955	319
	EW Scripps Co. Class A	17,038	316
*	Kirkland's Inc.	16,486	315
*	American Axle & Manufacturing Holdings Inc.	34,904	310
	Interpublic Group of Cos. Inc.	8,338	310
*	Knowles Corp.	15,501	310
	Big Lots Inc.	6,294	306
*	Entercom Communications Corp. Class A	85,153	302
	Guess? Inc.	12,410	300
	Lennar Corp. Class B	3,407	298
	Shoe Carnival Inc.	7,565	290
	KB Home	6,702	288
*	Lumber Liquidators Holdings Inc.	13,598	284
	Strategic Education Inc.	3,570	279
*	Fluent Inc.	101,385	276
	Lithia Motors Inc. Class A	832	276
	Group 1 Automotive Inc.	1,635	270
*	Lazydays Holdings Inc.	10,605	261
*	Vera Bradley Inc.	22,708	260
	OneWater Marine Inc. Class A	6,430	260
*	Green Brick Partners Inc.	10,287	257
	Rent-A-Center Inc.	4,068	257
	DR Horton Inc.	2,612	250
*	AMC Networks Inc. Class A	5,231	249
	Nielsen Holdings plc	11,506	247
	Lear Corp.	1,525	244
	Advance Auto Parts Inc.	1,192	242
*	Nautilus Inc.	20,416	233
	Carter's Inc.	2,254	231
	ViacomCBS Inc. Class A	4,940	227

		Shares	Market Value ($000)
*	Turtle Beach Corp.	7,765	221
*	Asbury Automotive Group Inc.	1,171	218
*	Avis Budget Group Inc.	2,337	212
*	Thryv Holdings Inc.	6,609	205
*	Sleep Number Corp.	2,188	202
*	Alaska Air Group Inc.	3,427	197
	Del Taco Restaurants Inc.	21,007	185
	Matthews International Corp. Class A	4,733	175
	Ethan Allen Interiors Inc.	7,223	174
*	iHeartMedia Inc. Class A	6,742	168
	Haverty Furniture Cos. Inc.	4,670	166
	Sonic Automotive Inc. Class A	3,275	166
*	Bed Bath & Beyond Inc.	5,911	163
	HNI Corp.	4,267	162
*	1-800-Flowers.com Inc. Class A	4,970	158
	Tilly's Inc. Class A	10,146	158
*	Grand Canyon Education Inc.	1,757	157
	Interface Inc. Class A	10,924	157
	Dillard's Inc. Class A	819	156
*	NVR Inc.	30	155
*	PROG Holdings Inc.	3,280	155
*	Stride Inc.	4,509	154
	Best Buy Co. Inc.	1,314	153
*	Lions Gate Entertainment Corp. Class B	12,555	148
	Winnebago Industries Inc.	2,120	148
	Polaris Inc.	1,219	146
	Scholastic Corp.	4,356	145
*	Abercrombie & Fitch Co. Class A	3,860	138
*	Lakeland Industries Inc.	5,778	138
*	Spirit Airlines Inc.	5,593	137
*	International Game Technology plc	6,320	136
	Herman Miller Inc.	2,998	126
	Leggett & Platt Inc.	2,566	124
	Omnicom Group Inc.	1,625	119
*	Container Store Group Inc.	8,990	104
	Carriage Services Inc. Class A	2,014	93
	Buckle Inc.	2,350	91
*	Bally's Corp.	1,782	90
*	Funko Inc. Class A	4,383	87
*	Boyd Gaming Corp.	1,383	85
*	WW International Inc.	3,946	85
*	Marriott Vacations Worldwide Corp.	560	84
	Graham Holdings Co. Class B	134	83
*	JetBlue Airways Corp.	5,386	81
	Jack in the Box Inc.	755	80
*	VOXX International Corp. Class A	7,311	77
*	Central Garden & Pet Co. Class A	1,798	75
*	Tapestry Inc.	1,833	74
	Gap Inc.	2,588	69
*	Lions Gate Entertainment Corp. Class A	5,287	68
			68,106
Consumer Staples (5.6%)
	CVS Health Corp.	34,492	2,980
	General Mills Inc.	25,389	1,468
	Philip Morris International Inc.	14,067	1,449
	Walgreens Boots Alliance Inc.	23,007	1,168
	McKesson Corp.	5,306	1,083
	Kroger Co.	21,714	999

		Shares	Market Value ($000)
*	Herbalife Nutrition Ltd.	19,194	985
	Tyson Foods Inc. Class A	12,312	967
	J M Smucker Co.	6,436	796
	AmerisourceBergen Corp. Class A	6,190	756
	Molson Coors Beverage Co. Class B	15,819	752
	SpartanNash Co.	33,053	711
	Ingredion Inc.	7,874	692
	Kraft Heinz Co.	17,538	631
	ACCO Brands Corp.	65,053	609
	Conagra Brands Inc.	16,172	536
	Fresh Del Monte Produce Inc.	14,033	461
	Ingles Markets Inc. Class A	6,663	452
	Weis Markets Inc.	7,708	439
	Universal Corp.	8,026	406
	Flowers Foods Inc.	16,150	390
*	Pilgrim's Pride Corp.	12,980	361
*	United Natural Foods Inc.	9,337	344
*	Darling Ingredients Inc.	4,412	329
	Edgewell Personal Care Co.	7,540	319
	Altria Group Inc.	5,412	272
	Corteva Inc.	5,610	247
	Keurig Dr Pepper Inc.	6,533	233
	Campbell Soup Co.	5,542	231
	Seaboard Corp.	52	221
	Andersons Inc.	7,056	214
*	U.S. Foods Holding Corp	6,143	209
	Archer-Daniels-Midland Co.	3,402	204
*	Hostess Brands Inc. Class A	10,591	169
	B&G Foods Inc.	4,937	150
*	Rite Aid Corp.	7,988	142
*	Sprouts Farmers Market Inc.	5,243	131
	Vector Group Ltd.	6,775	102
	Nu Skin Enterprises Inc. Class A	1,922	97
*	TreeHouse Foods Inc.	2,353	88
			22,793
Energy (8.6%)
	Exxon Mobil Corp.	34,922	1,904
	ConocoPhillips	32,130	1,784
	Kinder Morgan Inc.	77,563	1,262
	APA Corp.	57,218	1,115
	Chevron Corp.	11,273	1,091
*	CONSOL Energy Inc.	44,072	1,006
	HollyFrontier Corp.	27,591	892
	Diamondback Energy Inc.	11,276	870
	World Fuel Services Corp.	24,623	797
	Ovintiv Inc.	28,976	790
	Equitrans Midstream Corp.	85,730	748
	EOG Resources Inc.	10,873	734
*	Peabody Energy Corp.	45,239	723
*	Laredo Petroleum Inc.	13,331	720
	SM Energy Co.	35,474	678
*	Range Resources Corp.	44,948	657
	Marathon Oil Corp.	54,755	643
*	EQT Corp.	34,348	630
	Cabot Oil & Gas Corp.	39,066	621
*	Whiting Petroleum Corp.	12,981	609
*	Antero Resources Corp.	42,342	581
*	Comstock Resources Inc.	89,953	532

		Shares	Market Value ($000)
	SunCoke Energy Inc.	75,576	525
	Schlumberger NV	18,490	518
*	Bristow Group Inc.	15,710	496
*	W&T Offshore Inc.	150,310	490
	Murphy Oil Corp.	23,006	489
	Continental Resources Inc.	12,330	484
	Bonanza Creek Energy Inc.	12,325	479
	Pioneer Natural Resources Co.	3,148	471
*	Centennial Resource Development Inc. Class A	92,125	470
	Devon Energy Corp.	15,573	460
	PDC Energy Inc.	10,980	458
	Phillips 66	6,094	433
	Warrior Met Coal Inc.	19,130	428
*	Callon Petroleum Co.	11,539	394
	Northern Oil and Gas Inc.	23,349	388
*	CNX Resources Corp.	33,530	381
	Halliburton Co.	18,812	376
*	Kosmos Energy Ltd.	151,982	359
*	Oil States International Inc.	60,653	355
*	Talos Energy Inc.	28,151	349
	Williams Cos. Inc.	13,830	341
	ONEOK Inc.	6,275	330
	Antero Midstream Corp.	33,987	327
*	Arch Resources Inc.	4,292	325
*	Nabors Industries Ltd. (XNYS)	3,829	323
*	NOV Inc.	23,155	305
	Valero Energy Corp.	4,559	302
	Occidental Petroleum Corp.	10,490	269
	Matador Resources Co.	9,291	267
*	Cheniere Energy Inc.	2,911	255
*	Helix Energy Solutions Group Inc.	64,475	242
	Baker Hughes Co. Class A	10,527	240
	Targa Resources Corp.	5,419	238
*	Golar LNG Ltd.	21,029	237
	Archrock Inc.	29,801	229
*	Southwestern Energy Co.	49,800	227
	Magnolia Oil & Gas Corp. Class A	13,955	219
*	Renewable Energy Group Inc.	4,203	204
*	National Energy Services Reunited Corp.	17,810	202
*	Centrus Energy Corp. Class A	6,349	184
*	First Solar Inc.	1,709	161
*	Newpark Resources Inc.	59,893	157
	Brigham Minerals Inc. Class A	7,754	148
*	MRC Global Inc.	16,961	139
	Arcosa Inc.	2,592	132
*	REX American Resources Corp.	1,532	130
	Berry Corp.	19,687	118
*	Transocean Ltd.	25,682	91
	Patterson-UTI Energy Inc.	9,640	75
			34,607
Financials (24.5%)
	Citigroup Inc.	38,573	2,774
	Goldman Sachs Group Inc.	6,681	2,763
	Truist Financial Corp.	46,381	2,646
	American International Group Inc.	47,226	2,577
	MetLife Inc.	39,038	2,420
	JPMorgan Chase & Co.	13,969	2,234
	Morgan Stanley	20,508	2,142

		Shares	Market Value ($000)
	Wells Fargo & Co.	45,556	2,082
	Chubb Ltd.	11,222	2,064
	Bank of New York Mellon Corp.	36,843	2,034
	Travelers Cos. Inc.	11,920	1,904
	U.S. Bancorp	30,707	1,762
	Allstate Corp.	12,622	1,708
	Bank of America Corp.	37,659	1,572
	PNC Financial Services Group Inc.	8,018	1,532
	Hope Bancorp Inc.	96,603	1,332
	Regions Financial Corp.	54,960	1,123
*	Berkshire Hathaway Inc. Class B	3,909	1,117
	Citizens Financial Group Inc.	25,382	1,111
	BlackRock Inc.	1,168	1,102
	Progressive Corp.	11,339	1,092
	FNB Corp.	91,492	1,069
	Aflac Inc.	18,624	1,056
	Zions Bancorp NA	18,161	1,052
	KeyCorp.	49,314	1,002
	Essent Group Ltd.	20,766	978
	MGIC Investment Corp.	61,962	946
	Prosperity Bancshares Inc.	12,841	897
	New York Community Bancorp Inc.	69,865	875
	Heartland Financial USA Inc.	18,241	858
	Radian Group Inc.	35,367	836
	Prudential Financial Inc.	7,256	768
	First American Financial Corp.	10,705	755
	Jefferies Financial Group Inc.	19,463	719
	CNA Financial Corp.	15,810	701
	South State Corp.	10,197	699
	First Horizon Corp.	42,418	695
	Popular Inc.	9,107	692
	Principal Financial Group Inc.	9,713	649
	Fidelity National Financial Inc.	12,968	633
	OFG Bancorp	26,356	628
	Raymond James Financial Inc.	4,251	595
	T Rowe Price Group Inc.	2,625	588
	Voya Financial Inc.	8,881	577
*	Alleghany Corp.	836	566
	Affiliated Managers Group Inc.	3,266	556
*	Customers Bancorp Inc.	13,219	547
*	Mr Cooper Group Inc.	13,975	543
	Associated Banc-Corp.	26,174	540
	Everest Re Group Ltd.	1,989	527
	Navient Corp.	22,340	519
	American Equity Investment Life Holding Co.	16,167	512
	Valley National Bancorp	39,083	510
	Old Republic International Corp.	19,419	505
	SLM Corp.	26,905	504
	Bank OZK	11,643	494
	Invesco Ltd.	18,737	474
*	SiriusPoint Ltd.	48,364	474
	PacWest Bancorp	11,097	472
*	Brighthouse Financial Inc.	9,604	470
	Comerica Inc.	6,333	468
	Lakeland Bancorp Inc.	27,693	467
	Lincoln National Corp.	6,789	466
	Ally Financial Inc.	8,765	464
	Unum Group	16,984	452

		Shares	Market Value ($000)
*	Arch Capital Group Ltd.	10,932	449
	PennyMac Financial Services Inc.	6,679	444
	Universal Insurance Holdings Inc.	30,723	437
	United Bankshares Inc.	11,910	433
*	Encore Capital Group Inc.	8,736	430
*	Credit Acceptance Corp.	737	427
	Hancock Whitney Corp.	9,266	426
	Banner Corp.	7,311	418
	Franklin Resources Inc.	12,764	414
	State Street Corp.	4,400	409
	M&T Bank Corp.	2,905	407
	Nelnet Inc. Class A	5,033	407
	BOK Financial Corp.	4,592	404
	Heritage Financial Corp.	15,768	401
	Western Alliance Bancorp	4,068	397
	Hanmi Financial Corp.	20,471	395
	Charles Schwab Corp.	5,419	395
	Horace Mann Educators Corp.	9,581	393
	Stifel Financial Corp.	5,579	386
	Equitable Holdings Inc.	12,275	381
	Reinsurance Group of America Inc.	3,227	374
	Intercontinental Exchange Inc.	3,081	368
	First Busey Corp.	14,545	345
	Hartford Financial Services Group Inc.	5,124	344
	Ameriprise Financial Inc.	1,244	340
*	Enstar Group Ltd.	1,473	340
	Assurant Inc.	1,903	324
	ConnectOne Bancorp Inc.	11,313	324
	Hilltop Holdings Inc.	9,455	316
*	Nicolet Bankshares Inc.	4,027	308
	Umpqua Holdings Corp.	15,750	307
	Kemper Corp.	4,330	297
	Eagle Bancorp Inc.	5,113	295
	Harborone Bancorp Inc.	20,509	290
*	StoneX Group Inc.	4,160	290
	Flushing Financial Corp.	12,605	289
	Northern Trust Corp.	2,429	288
	OneMain Holdings Inc.	4,895	283
*	Bancorp Inc.	11,200	276
	First Commonwealth Financial Corp.	20,339	275
	RenaissanceRe Holdings Ltd.	1,746	274
	Cowen Inc. Class A	7,586	273
	Pinnacle Financial Partners Inc.	2,816	273
	Selective Insurance Group Inc.	3,272	273
*	TriState Capital Holdings Inc.	13,487	273
	Park National Corp.	2,313	271
	American Financial Group Inc.	1,955	270
	Fulton Financial Corp.	16,927	268
	S&T Bancorp Inc.	8,655	258
	Stewart Information Services Corp.	4,078	257
	First BanCorp. (XNYS)	20,103	256
	Signature Bank	989	256
	UMB Financial Corp.	2,775	254
	Fifth Third Bancorp	6,513	253
*	PRA Group Inc.	5,960	250
	1st Source Corp.	5,238	246
	Enterprise Financial Services Corp.	5,346	240
	First Financial Bancorp	10,038	236

		Shares	Market Value ($000)
	Globe Life Inc.	2,444	235
	Simmons First National Corp. Class A	8,007	233
*	Enova International Inc.	6,754	223
	Southside Bancshares Inc.	5,913	223
	Cullen/Frost Bankers Inc.	1,923	220
	East West Bancorp Inc.	2,997	220
	Synovus Financial Corp.	5,021	216
	Sandy Spring Bancorp Inc.	4,940	215
	First BanCorp.	4,921	206
	Webster Financial Corp.	4,076	206
	Wintrust Financial Corp.	2,745	205
*	NMI Holdings Inc. Class A	8,975	203
	Independent Bank Group Inc.	2,847	201
	Berkshire Hills Bancorp Inc.	7,673	197
	First Merchants Corp.	4,741	195
	Assured Guaranty Ltd.	3,894	194
	Old National Bancorp	11,362	189
	Washington Trust Bancorp Inc.	3,558	189
	Ameris Bancorp	3,811	188
	Northfield Bancorp Inc.	11,095	188
	Argo Group International Holdings Ltd.	3,447	182
	Discover Financial Services	1,401	180
	First Citizens BancShares Inc. Class A	196	176
	Federated Hermes Inc.	5,110	173
	Meta Financial Group Inc.	3,490	172
	BankUnited Inc.	3,986	168
	Central Pacific Financial Corp.	6,629	168
	Virtus Investment Partners Inc.	537	168
	NBT Bancorp Inc.	4,667	167
	Towne Bank	5,493	167
	Univest Financial Corp.	6,162	167
	Dime Community Bancshares Inc.	5,067	167
	Atlantic Union Bankshares Corp.	4,264	158
	Hanover Insurance Group Inc.	1,117	158
	Brookline Bancorp Inc.	10,415	156
	OceanFirst Financial Corp.	7,358	156
	Washington Federal Inc.	4,634	154
	Banc of California Inc.	8,500	153
	Premier Financial Corp.	4,803	146
	HomeStreet Inc.	3,559	145
	First Interstate BancSystem Inc. Class A	3,255	143
*	Triumph Bancorp Inc.	1,745	143
	Trustmark Corp.	4,534	143
*	World Acceptance Corp.	734	139
	Veritex Holdings Inc.	3,842	138
	Huntington Bancshares Inc.	8,697	135
	Axis Capital Holdings Ltd.	2,647	135
	Cathay General Bancorp	3,323	132
	Preferred Bank	2,013	129
	Allegiance Bancshares Inc.	3,438	128
	Northwest Bancshares Inc.	9,703	126
	WSFS Financial Corp.	2,784	126
	TrustCo Bank Corp. NY	3,939	126
	Pacific Premier Bancorp Inc.	3,135	125
	Walker & Dunlop Inc.	1,080	120
	BancorpSouth Bank	3,864	113
	TriCo Bancshares	2,832	112
	Federal Agricultural Mortgage Corp. Class C	1,109	109

		Shares	Market Value ($000)
	Renasant Corp.	3,075	108
*	SVB Financial Group	189	106
*	Markel Corp.	83	105
	First Foundation Inc.	4,267	103
	WesBanco Inc.	3,032	103
	Employers Holdings Inc.	2,474	102
	Kearny Financial Corp.	8,076	102
	Great Western Bancorp Inc.	3,276	101
	BGC Partners Inc. Class A	18,273	94
	Tompkins Financial Corp.	1,186	94
	Heritage Commerce Corp.	8,204	92
	Provident Financial Services Inc.	4,063	90
	Mercury General Corp.	1,492	89
	First Hawaiian Inc.	3,159	88
	FB Financial Corp.	2,079	86
	Safety Insurance Group Inc.	1,041	85
	CNO Financial Group Inc.	3,398	83
*	Texas Capital Bancshares Inc.	1,188	81
	National Bank Holdings Corp. Class A	2,095	79
	Home BancShares Inc.	3,514	78
	Bank of NT Butterfield & Son Ltd.	2,193	73
*	MoneyGram International Inc.	7,426	67
			98,854
Health Care (9.4%)
	Gilead Sciences Inc.	44,720	3,255
	Bristol-Myers Squibb Co.	45,085	3,014
	Anthem Inc.	6,376	2,392
	Pfizer Inc.	51,359	2,366
*	Centene Corp.	35,733	2,250
*	Biogen Inc.	6,575	2,228
	Cigna Corp.	9,397	1,989
*	Regeneron Pharmaceuticals Inc.	2,270	1,529
	Becton Dickinson and Co.	5,271	1,327
	Humana Inc.	3,124	1,266
	HCA Healthcare Inc.	4,522	1,144
	AbbVie Inc.	9,388	1,134
	Universal Health Services Inc. Class B	5,232	815
	Merck & Co. Inc.	10,625	811
	Quest Diagnostics Inc.	4,635	708
	Amgen Inc.	2,926	660
*	Innoviva Inc.	41,983	641
*	Prestige Consumer Healthcare Inc.	10,933	627
*	Laboratory Corp. of America Holdings	1,958	594
*	Moderna Inc.	1,529	576
	Perrigo Co. plc	13,720	562
*	United Therapeutics Corp.	2,596	558
*	Jazz Pharmaceuticals plc	4,006	528
	PerkinElmer Inc.	2,824	522
*	Hologic Inc.	5,922	469
*	Emergent BioSolutions Inc.	6,854	432
*	Tenet Healthcare Corp.	5,572	420
*	Fulgent Genetics Inc.	4,545	415
	National HealthCare Corp.	5,027	371
	Viatris Inc.	19,078	279
*	Catalyst Pharmaceuticals Inc.	48,845	269
*	Syneos Health Inc.	2,879	267
*	Computer Programs and Systems Inc.	7,184	255
*	Vertex Pharmaceuticals Inc.	1,182	237

		Shares	Market Value ($000)
*	Eagle Pharmaceuticals Inc.	4,029	215
*	Acadia Healthcare Co. Inc.	3,205	212
*	Community Health Systems Inc.	16,081	198
*	MEDNAX Inc.	5,953	191
	UnitedHealth Group Inc.	456	190
*	BioDelivery Sciences International Inc.	48,753	188
	Owens & Minor Inc.	4,986	186
*	Quidel Corp.	1,378	178
*	Endo International plc	77,927	178
*	DaVita Inc.	1,314	172
	Select Medical Holdings Corp.	4,767	165
	Thermo Fisher Scientific Inc.	280	155
*,1	Co-Diagnostics Inc.	12,980	139
*	Amneal Pharmaceuticals Inc.	23,490	132
	Cardinal Health Inc.	2,305	121
*	Ovid therapeutics Inc.	33,745	119
*	Supernus Pharmaceuticals Inc.	3,619	100
*	ANI Pharmaceuticals Inc.	3,163	96
	Phibro Animal Health Corp. Class A	3,403	83
			37,928
Industrials (15.9%)
	FedEx Corp.	9,226	2,451
	Capital One Financial Corp.	14,683	2,437
	General Dynamics Corp.	9,755	1,954
	L3Harris Technologies Inc.	7,113	1,657
	Northrop Grumman Corp.	4,329	1,592
	Westrock Co.	22,248	1,158
	Knight-Swift Transportation Holdings Inc.	22,200	1,153
	Air Lease Corp. Class A	26,884	1,068
*	Veritiv Corp.	10,924	980
*	Atlas Air Worldwide Holdings Inc.	12,707	930
*	Tutor Perini Corp.	64,479	930
	Cummins Inc.	3,897	920
	Owens Corning	9,477	906
	Johnson Controls International plc	11,554	864
	Parker-Hannifin Corp.	2,821	837
*	Berry Global Group Inc.	12,180	818
	DuPont de Nemours Inc.	10,502	777
	SFL Corp. Ltd.	94,056	755
	Graphic Packaging Holding Co.	36,213	743
	Costamare Inc.	51,381	739
	ManpowerGroup Inc.	6,007	729
	Fidelity National Information Services Inc.	5,683	726
	Louisiana-Pacific Corp.	11,217	712
*	WESCO International Inc.	6,054	708
*	Mohawk Industries Inc.	3,537	700
	Raytheon Technologies Corp.	8,117	688
	Ryder System Inc.	8,367	665
	Genco Shipping & Trading Ltd.	33,301	649
	Norfolk Southern Corp.	2,513	637
	Kelly Services Inc. Class A	32,334	629
	Alliance Data Systems Corp.	6,279	616
*	Frontline Ltd.	84,420	610
	Dorian LPG Ltd.	46,004	608
*	Textainer Group Holdings Ltd.	18,224	605
	Deere & Co.	1,596	603
	Triton International Ltd.	11,015	603
*	U.S. Xpress Enterprises Inc. Class A	68,820	602

		Shares	Market Value ($000)
*	BlueLinx Holdings Inc.	10,350	596
	DHT Holdings Inc.	102,829	569
	Wabash National Corp.	36,136	562
*	Fiserv Inc.	4,686	552
	International Seaways Inc.	31,847	548
	Acuity Brands Inc.	2,768	511
	Oshkosh Corp.	4,418	506
*	United Rentals Inc.	1,427	503
	ArcBest Corp.	7,302	487
*	CoreCivic Inc.	49,791	484
*	GMS Inc.	9,790	484
	Primoris Services Corp.	18,756	482
*	Sterling Construction Co. Inc.	20,758	479
	nVent Electric plc	13,892	477
	3M Co.	2,417	471
*	Herc Holdings Inc.	3,465	455
*	DXP Enterprises Inc.	14,921	447
	MDU Resources Group Inc.	13,531	435
	PACCAR Inc.	5,269	431
	Scorpio Tankers Inc.	26,430	428
*	Titan Machinery Inc.	14,693	422
*	Infrastructure and Energy Alternatives Inc.	32,272	414
	Sonoco Products Co.	6,068	396
	Synchrony Financial	7,825	389
*	Conduent Inc.	52,163	381
*	Covenant Logistics Group Inc. Class A	14,932	364
	Quanta Services Inc.	3,547	362
*	BrightView Holdings Inc.	23,088	354
	REV Group Inc.	21,531	350
	ADT Inc.	39,799	341
	Allison Transmission Holdings Inc.	8,856	328
	Global Payments Inc.	1,995	324
	Crane Co.	3,060	311
*	RR Donnelley & Sons Co.	63,158	310
	Textron Inc.	4,225	307
	Caterpillar Inc.	1,452	306
	EMCOR Group Inc.	2,521	306
*	MYR Group Inc.	2,924	304
	AGCO Corp.	2,192	302
*	Teekay Corp.	96,385	292
	Lockheed Martin Corp.	810	291
*	Beacon Roofing Supply Inc.	5,569	287
	EnerSys	3,303	279
*	TrueBlue Inc.	10,172	278
	Greenbrier Cos. Inc.	6,121	270
	Curtiss-Wright Corp.	2,157	263
*	Modine Manufacturing Co.	20,403	254
	Greif Inc. Class A	3,869	245
*	Colfax Corp.	4,751	229
*	Manitowoc Co. Inc.	9,253	224
*	Air Transport Services Group Inc.	8,156	223
	Matson Inc.	2,810	222
	Moog Inc. Class A	2,792	222
*	MasTec Inc.	2,419	221
	Deluxe Corp.	5,717	219
	Resources Connection Inc.	13,774	218
	Stanley Black & Decker Inc.	1,124	217
	Werner Enterprises Inc.	4,572	216

		Shares	Market Value ($000)
*	Ducommun Inc.	3,984	210
	United Parcel Service Inc. Class B	1,036	203
	Westinghouse Air Brake Technologies Corp.	2,257	203
*	Resideo Technologies Inc.	6,244	201
	Argan Inc.	4,299	199
	Schneider National Inc. Class B	8,719	197
*	FTI Consulting Inc.	1,383	193
*	JELD-WEN Holding Inc.	6,779	187
*	AAR Corp.	5,478	185
	Regal Beloit Corp.	1,215	182
	Snap-on Inc.	801	180
	American Express Co.	1,076	179
	Ennis Inc.	9,208	179
	Apogee Enterprises Inc.	4,137	178
*	ASGN Inc.	1,563	175
*	Cornerstone Building Brands Inc.	10,342	172
	ABM Industries Inc.	3,387	168
	Hillenbrand Inc.	3,578	166
*,2	API Group Corp.	7,134	165
	HB Fuller Co.	2,390	162
*	Summit Materials Inc. Class A	4,604	155
*	Hub Group Inc. Class A	2,178	153
	Trinity Industries Inc.	5,157	150
	Carlisle Cos. Inc.	703	148
	Huntington Ingalls Industries Inc.	725	148
	Brunswick Corp.	1,521	147
*	Donnelley Financial Solutions Inc.	4,417	147
	Maxar Technologies Inc.	4,551	145
	GATX Corp.	1,575	144
*	Builders FirstSource Inc.	2,618	140
*	Gates Industrial Corp. plc	8,017	131
*	Great Lakes Dredge & Dock Corp.	8,524	129
	Kronos Worldwide Inc.	9,291	123
	Packaging Corp. of America	804	122
*	Fluor Corp.	7,039	117
*,1	Alpha Pro Tech Ltd.	14,358	116
	Sealed Air Corp.	1,852	113
	Silgan Holdings Inc.	2,670	113
*	Thermon Group Holdings Inc.	6,705	112
	Altra Industrial Motion Corp.	1,883	110
*	PGT Innovations Inc.	5,112	109
*	AECOM	1,642	108
	Heidrick & Struggles International Inc.	2,466	107
	Griffon Corp.	3,993	97
	Emerson Electric Co.	912	96
*	Eagle Bulk Shipping Inc.	1,891	93
	Marten Transport Ltd.	5,910	92
	Belden Inc.	1,585	91
*	Echo Global Logistics Inc.	2,725	90
	Eagle Materials Inc.	570	89
*	Kirby Corp.	1,652	89
	Otter Tail Corp.	1,624	89
*	Ardmore Shipping Corp.	25,636	89
*	Vectrus Inc.	1,696	85
*	Daseke Inc.	8,546	81
*	Masonite International Corp.	680	81
	ICF International Inc.	845	79
	Heartland Express Inc.	4,574	77

		Shares	Market Value ($000)
	Hyster-Yale Materials Handling Inc.	1,279	75
*	American Woodmark Corp.	1,056	74
	Quanex Building Products Corp.	3,066	72
*	Teekay Tankers Ltd. Class A	6,154	70
*	XPO Logistics Inc.	549	48
*	GXO Logistics Inc.	557	46
*	BM Technologies Inc. (XASE)	1,618	16
			64,297
Real Estate (0.5%)
*	Realogy Holdings Corp.	20,856	366
*	Jones Lang LaSalle Inc.	1,380	335
	Newmark Group Inc. Class A	23,411	319
	EPR Properties	3,103	158
	VICI Properties Inc.	5,059	156
	Preferred Apartment Communities Inc. Class A	11,947	149
	Brixmor Property Group Inc.	4,905	115
	STORE Capital Corp.	3,180	115
	RE/MAX Holdings Inc. Class A	2,371	79
	Sabra Health Care REIT Inc.	4,638	74
			1,866
Technology (7.6%)
	Intel Corp.	52,773	2,853
*	Micron Technology Inc.	38,483	2,836
	International Business Machines Corp.	13,657	1,917
	Hewlett Packard Enterprise Co.	95,439	1,475
*	Arrow Electronics Inc.	11,873	1,439
	Cognizant Technology Solutions Corp. Class A	15,087	1,151
	HP Inc.	38,681	1,150
	SYNNEX Corp.	7,827	995
*	TTM Technologies Inc.	69,277	970
	Amkor Technology Inc.	33,590	923
	Xerox Holdings Corp.	36,507	822
*	ScanSource Inc.	22,427	798
*	Western Digital Corp.	12,228	773
*	CACI International Inc. Class A	2,972	765
	Jabil Inc.	11,421	706
*	DXC Technology Co.	19,079	701
*	Photronics Inc.	46,537	701
	Avnet Inc.	16,428	665
	Amdocs Ltd.	7,298	562
	Science Applications International Corp.	6,517	549
	Broadcom Inc.	1,037	516
	Ebix Inc.	15,928	458
*	Sanmina Corp.	9,951	393
*	Dell Technologies Inc. Class C	3,913	381
	Xperi Holding Corp.	17,309	370
*	Concentrix Corp.	2,034	353
*	NCR Corp.	7,939	337
*	J2 Global Inc.	2,368	326
	Leidos Holdings Inc.	3,155	310
	NortonLifeLock Inc.	10,788	287
*	Cleanspark Inc.	20,242	279
*	Alpha & Omega Semiconductor Ltd.	9,307	270
*	Diebold Nixdorf Inc.	24,280	264
	Oracle Corp.	2,937	262
	KBR Inc.	6,699	261
	Benchmark Electronics Inc.	9,548	258

		Shares	Market Value ($000)
*	Ichor Holdings Ltd.	5,624	249
	Methode Electronics Inc.	4,979	232
*	Ultra Clean Holdings Inc.	5,003	231
*	NetScout Systems Inc.	8,332	228
*	Insight Enterprises Inc.	1,939	200
	Applied Materials Inc.	1,367	185
*	VirnetX Holding Corp.	40,786	183
	SolarWinds Corp.	10,148	173
*	Qorvo Inc.	768	144
*	SMART Global Holdings Inc.	2,757	134
*	Cohu Inc.	3,563	127
*	Synaptics Inc.	569	108
	NXP Semiconductors NV	475	102
*	Flex Ltd.	5,257	98
*	Super Micro Computer Inc.	2,602	95
	Corning Inc.	2,258	90
*	Allscripts Healthcare Solutions Inc.	5,248	81
	Vishay Intertechnology Inc.	3,613	79
*	Waitr Holdings Inc.	47,049	62
			30,877
Telecommunications (3.5%)
	Verizon Communications Inc.	58,094	3,195
	AT&T Inc.	96,567	2,648
	Comcast Corp. Class A	37,116	2,252
	Cisco Systems Inc.	15,912	939
*	DISH Network Corp. Class A	18,323	799
	Lumen Technologies Inc.	60,151	740
*	Lumentum Holdings Inc.	4,812	417
*	U.S. Cellular Corp.	13,018	416
*	WideOpenWest Inc.	17,876	379
	Juniper Networks Inc.	12,679	367
*	Plantronics Inc.	11,085	330
*	Consolidated Communications Holdings Inc.	28,606	265
*	CommScope Holding Co. Inc.	16,561	262
	Telephone and Data Systems Inc.	12,701	258
*	Liberty Latin America Ltd. Class A	18,112	258
*	Altice USA Inc. Class A	4,610	127
*	Liberty Global plc Class C	4,008	116
	Comtech Telecommunications Corp.	3,359	86
*	NETGEAR Inc.	2,304	82
*	Ribbon Communications Inc.	6,290	41
			13,977
Utilities (1.0%)
	UGI Corp.	9,943	460
	Public Service Enterprise Group Inc.	6,529	417
	Southern Co.	5,090	335
	ALLETE Inc.	4,511	304
	Hawaiian Electric Industries Inc.	6,718	293
	National Fuel Gas Co.	5,304	275
	Spire Inc.	4,046	270
	Avangrid Inc.	4,846	265
	Evergy Inc.	3,351	229
	Black Hills Corp.	3,167	223
	Southwest Gas Holdings Inc.	3,160	222
	Exelon Corp.	3,897	191
	FirstEnergy Corp.	3,676	143
	NorthWestern Corp.	2,083	133

		Shares	Market Value ($000)
	AES Corp.	3,846	92
	Unitil Corp.	1,839	91
	IDACORP Inc.	838	88
	American Electric Power Co. Inc.	847	76
			4,107
Total Common Stocks (Cost $326,160)			402,429
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 0.068% (Cost $1,158)	11,580	1,158
Total Investments (100.0%) (Cost $327,318)			403,587
Other Assets and Liabilities—Net (0.0%)			(98)
Net Assets (100%)			403,489
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $571,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $165,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $607,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	3	678	55
Micro E-mini S&P 500 Index	September 2021	13	294	17
				72
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	402,338	91	—	402,429
Temporary Cash Investments	1,158	—	—	1,158
Total	403,496	91	—	403,587
Derivative Financial Instruments
Assets
Futures Contracts[1]	72	—	—	72
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.